4. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vested or Expected to Vest
Number of Options	6,727,150	5,741,400	7,708,400	1,578,400
Weighted Average Exercise Price Per Share	$ 0.48	$ 0.40
Weighted Average Remaining Contractual Life (Years)	4 years 1 month 20 days	3 years 10 months 20 days
Aggregate Intrinsic Value	$ 448,750	$ 5,862,000
Exercisable Options
Number of Shares Exercisable	5,873,983	4,879,265
Weighted Average Exercise Price Per Share	$ 0.43	$ 0.39
Weighted Average Remaining Contractual Life (Years)	3 years 4 months 10 days	3 years 10 months 6 days
Aggregate Intrinsic Value	448,750	5,061,256	418,000
Minimum [Member]
Vested or Expected to Vest
Exercise Price	$ 0.10
Maximum [Member]
Vested or Expected to Vest
Exercise Price	$ 1.85
Range 1
Vested or Expected to Vest
Exercise Price	$ 0.10	$ 0.10
Number of Options	1,795,000	1,800,000
Weighted Average Exercise Price Per Share	$ 0.1	$ 0.10
Weighted Average Remaining Contractual Life (Years)	2 years 1 month 17 days	2 years 10 months 17 days
Aggregate Intrinsic Value	448,750	2,376,000
Exercisable Options
Number of Shares Exercisable	1,795,000	1,706,250
Weighted Average Exercise Price Per Share	$ 0.1	$ 0.1
Weighted Average Remaining Contractual Life (Years)	2 years 1 month 17 days	2 years 10 months 17 days
Aggregate Intrinsic Value	448,750	2,252,250
Range 2
Vested or Expected to Vest
Exercise Price	$ 0.37
Number of Options	58,000
Weighted Average Exercise Price Per Share	$ 0.37
Weighted Average Remaining Contractual Life (Years)	7 years 11 months 1 day
Aggregate Intrinsic Value	0
Exercisable Options
Number of Shares Exercisable	38,000
Weighted Average Exercise Price Per Share	$ 0.37
Weighted Average Remaining Contractual Life (Years)	8 years 2 months 5 days
Aggregate Intrinsic Value	0
Range 3
Vested or Expected to Vest
Exercise Price	$ 0.42	$ 0.42
Number of Options	63,000	63,000
Weighted Average Exercise Price Per Share	$ 0.42	$ 0.42
Weighted Average Remaining Contractual Life (Years)	6 years 3 months 4 days	7 years 4 days
Aggregate Intrinsic Value	0	63,000
Exercisable Options
Number of Shares Exercisable	63,000	63,000
Weighted Average Exercise Price Per Share	$ 0.42	$ 0.42
Weighted Average Remaining Contractual Life (Years)	6 years 3 months 4 days	7 years 4 days
Aggregate Intrinsic Value	0	63,000
Range 4
Vested or Expected to Vest
Exercise Price	$ 0.43
Number of Options	100,000
Weighted Average Exercise Price Per Share	$ 0.43
Weighted Average Remaining Contractual Life (Years)	9 years 10 months 10 days
Aggregate Intrinsic Value	0
Exercisable Options
Number of Shares Exercisable
Weighted Average Exercise Price Per Share	$ 0.43
Weighted Average Remaining Contractual Life (Years)	9 years 10 months 10 days
Aggregate Intrinsic Value	0
Range 5
Vested or Expected to Vest
Exercise Price	$ 0.5	$ 0.50
Number of Options	3,710,000	3,310,000
Weighted Average Exercise Price Per Share	$ 0.5	$ 0.50
Weighted Average Remaining Contractual Life (Years)	4 years 3 months	4 years 4 months
Aggregate Intrinsic Value	0	3,045,200
Exercisable Options
Number of Shares Exercisable	3,343,333	2,830,835
Weighted Average Exercise Price Per Share	$ 0.5	$ 0.5
Weighted Average Remaining Contractual Life (Years)	3 years 7 months 24 days	4 years 4 months 13 days
Aggregate Intrinsic Value	0	2,604,368
Range 6
Vested or Expected to Vest
Exercise Price	$ 0.57	$ 0.57
Number of Options	100,000	400,000
Weighted Average Exercise Price Per Share	$ 0.57	$ 0.57
Weighted Average Remaining Contractual Life (Years)	22 days	4 years 7 months 13 days
Aggregate Intrinsic Value	0	340,000
Exercisable Options
Number of Shares Exercisable	100,000	133,280
Weighted Average Exercise Price Per Share	$ 0.57	$ 0.57
Weighted Average Remaining Contractual Life (Years)	22 days	4 years 7 months 13 days
Aggregate Intrinsic Value	0	113,288
Range 7
Vested or Expected to Vest
Exercise Price	$ 0.69
Number of Options	100,000
Weighted Average Exercise Price Per Share	$ 0.69
Weighted Average Remaining Contractual Life (Years)	9 years 5 months 16 days
Aggregate Intrinsic Value	0
Exercisable Options
Number of Shares Exercisable	100,000
Weighted Average Exercise Price Per Share	$ 0.69
Weighted Average Remaining Contractual Life (Years)	9 years 5 months 16 days
Aggregate Intrinsic Value	0
Range 8
Vested or Expected to Vest
Exercise Price	$ 1.00	$ 1.00
Number of Options	112,500	90,000
Weighted Average Exercise Price Per Share	$ 1.00	$ 1.00
Weighted Average Remaining Contractual Life (Years)	1 month 17 days	4 years 1 month 20 days
Aggregate Intrinsic Value	0	37,800
Exercisable Options
Number of Shares Exercisable	112,500	67,500
Weighted Average Exercise Price Per Share	$ 1.00	$ 1.00
Weighted Average Remaining Contractual Life (Years)	1 month 17 days	4 years 1 month 20 days
Aggregate Intrinsic Value	0	28,350
Range 9
Vested or Expected to Vest
Exercise Price	$ 1.21
Number of Options	610,250
Weighted Average Exercise Price Per Share	$ 1.21
Weighted Average Remaining Contractual Life (Years)	8 years 10 months 2 days
Aggregate Intrinsic Value	0
Exercisable Options
Number of Shares Exercisable	243,750
Weighted Average Exercise Price Per Share	$ 1.21
Weighted Average Remaining Contractual Life (Years)	8 years 2 months 5 days
Aggregate Intrinsic Value	0
Range 10
Vested or Expected to Vest
Exercise Price	$ 1.85	$ 1.85
Number of Options	78,400	78,400
Weighted Average Exercise Price Per Share	$ 1.85	$ 1.85
Weighted Average Remaining Contractual Life (Years)	1 year	1 year 9 months
Aggregate Intrinsic Value	0	0
Exercisable Options
Number of Shares Exercisable	78,400	78,400
Weighted Average Exercise Price Per Share	$ 1.85	$ 1.85
Weighted Average Remaining Contractual Life (Years)	1 year	1 year 9 months
Aggregate Intrinsic Value	$ 0	$ 0
Minimum [Member]
Vested or Expected to Vest
Number of Options		0.10
Maximum [Member]
Vested or Expected to Vest
Number of Options		1.85